July 30, 2001

          SUPPLEMENT TO THE CLASS A, CLASS B AND CLASS C PROSPECTUS FOR

FUND                                         DATED (SUPPLEMENTED)
Pioneer International Equity Fund            July 30, 2001
Pioneer Bond Fund                            September 29, 2000 (January 30, 2001)
Pioneer Large-Cap Value Fund                 December 22, 2000 (January 30, 2001
                                             and July 12, 2001)
Pioneer Europe Select Fund                   December 29, 2000 (January 30, 2001)
Pioneer Global Financials Fund               December 29, 2000 (January 30, 2001)
Pioneer Global Health Care Fund              December 29, 2000 (January 30, 2001)
Pioneer Global Telecoms Fund                 December 29, 2000 (January 30, 2001)
Pioneer Mid-Cap Fund                         January 30, 2001
Pioneer Science & Technology Fund            January 30, 2001
Pioneer Strategic Income Fund                January 30, 2001
Pioneer Value Fund                           January 30, 2001 (April 2, 2001)
Pioneer Equity-Income Fund                   March 1, 2001
Pioneer Europe Fund                          March 1, 2001
Pioneer High Yield Fund                      March 1, 2001
Pioneer Indo-Asia Fund                       March 1, 2001 (June 1, 2001)
Pioneer Mid-Cap Value Fund                   March 1, 2001
Pioneer Small Company Fund                   March 1, 2001 (July 6, 2001)
Pioneer Tax-Managed Fund                     March 1, 2001
Pioneer Emerging Markets Fund                April 2, 2001
Pioneer International Value Fund             April 2, 2001 (June 1, 2001)
Pioneer Limited Maturity Bond Fund           April 2, 2001 (June 1, 2001)
Pioneer Micro-Cap Fund                       April 2, 2001 (July 6, 2001)
Pioneer America Income Trust                 May 1, 2001
Pioneer Balanced Fund                        May 1, 2001
Pioneer Cash Reserves Fund                   May 1, 2001
Pioneer Fund                                 May 1, 2001
Pioneer Growth Shares                        May 1, 2001
Pioneer Real Estate Shares                   May 1, 2001
Pioneer Tax-Free Income Fund                 May 1, 2001


The following supplements the corresponding section of the prospectus. Please refer to the prospectus for the full text of the supplemented section.

OPENING YOUR ACCOUNT

ONLINE TRANSACTION PRIVILEGES
If your account is registered in your name, you may be able buy, exchange or sell fund shares online. Your investment firm may also be able to buy, exchange or sell your fund shares online.

To establish online transaction privileges:
|X| For new accounts, complete the online section of the account application |X| For existing accounts, complete an account options form, write to the transfer agent or complete the online authorization screen on www.pioneerfunds.com

To use online transactions, you must read and agree to the terms of an online transaction agreement available on the Pioneer website. When you or your investment firm requests an online transaction the transfer agent electronically records the transaction, requires an authorizing password and sends a written confirmation. The fund may implement other procedures from time to time. Different procedures may apply if you have a non-U.S. account or if your account is registered in the name of an institution, broker-dealer or other third party. You may not be able to use the online transaction privilege for certain types of accounts, including most retirement accounts.

BUYING, EXCHANGING AND SELLING SHARES

---------------- ------------------------------ ------------------------------ ------------------------------
                 BUYING SHARES                  EXCHANGING SHARES              SELLING SHARES
---------------- ------------------------------ ------------------------------ ------------------------------
---------------- ------------------------------ ------------------------------ ------------------------------
BY PHONE OR      YOU CAN USE THE TELEPHONE OR   After you establish an         IF YOU HAVE AN ELIGIBLE
ONLINE           ONLINE PURCHASE PRIVILEGE IF   eligible fund account, YOU     NON-RETIREMENT ACCOUNT, YOU
                 you have an existing           CAN EXCHANGE FUND SHARES BY    MAY SELL UP TO $100,000 PER
                 non-retirement account.        PHONE OR ONLINE IF:            ACCOUNT PER DAY BY PHONE OR
                 Certain IRAs can use the       |X| You are exchanging         ONLINE. You may sell fund
                 telephone purchase                 into an existing account   shares held in a retirement
                 privilege. If your account         or using the exchange to   plan account by phone only
                 is eligible, you can               establish a new account,   if your account is an
                 purchase additional fund           provided the new account   eligible IRA (tax penalties
                 shares by phone or online if:      has a registration         may apply). You may not sell
                 |X| You established your           identical to the           your shares by phone or
                     bank account of record         original account           online if you have changed
                     at least 30 days           |X| The fund into which        your address (for checks) or
                     ago                            you are exchanging         your bank information (for
                 |X| Your bank                      offers the same class of   wires and transfers) in the
                     information has not            shares                     last 30 days.
                     changed for at least 30    |X| You are not
                     days                           exchanging more than       You may receive your sale
                 |X| You are not                    $500,000 worth of shares   proceeds:
                     purchasing more than           per account per day
                     $25,000 worth of shares    |X| You can provide the        |X| By check, provided
                     per account per day            proper account                 the check is made payable
                 |X| You can provide the            identification                 exactly as your account
                     proper account                 information                    is registered
                     identification                                            |X| By bank wire or by
                     information                                                   electronic funds
                                                                                   transfer, provided the
                 When you request a telephone                                      sale proceeds are being
                 or online purchase, the                                           sent to your bank address
                 transfer agent will                                               of record
                 electronically debit the
                 amount of the purchase from
                 your bank account of record.
                 The transfer agent will
                 purchase fund shares for the
                 amount of the debit at the
                 offering price determined after
                 the transfer agent receives
                 your telephone or online purchase
                 instruction and good funds. It
                 usually takes three business days
                 for the transfer agent to receive
                 notification from your bank that
                 good funds are available in the
                 amount of your investment.

---------------- ------------------------------ ------------------------------ ------------------------------

SHAREOWNER SERVICES

PIONEER WEBSITE
WWW.PIONEERFUNDS.COM
The website includes a full selection of information on mutual fund investing. You can also use the website to get:
|X| Your current account information
|X| Prices, returns and yields of all publicly available Pioneer mutual funds |X| Prospectuses for all the Pioneer mutual funds
|X| A copy of Pioneer's privacy notice

If you or your investment firm authorized your account for the online transaction privilege, you may buy, exchange and sell shares online.

SHAREOWNER ACCOUNT POLICIES

TELEPHONE AND WEBSITE ACCESS
You may have difficulty contacting the fund by telephone or accessing pioneerfunds.com during times of market volatility or disruption in telephone or Internet services. On New York Stock Exchange holidays or on days when the exchange closes early, Pioneer will adjust the hours for the telephone center and for online transaction processing accordingly. If you are unable to access pioneerfunds.com or to reach the fund by telephone, you should communicate with the fund in writing.

                                                                   10526-00-0701
                                             (C) Pioneer Funds Distributor, Inc.
                                             Underwriter of Pioneer mutual funds